Pioneer Emerging Markets Equity Fund
Schedule of Investments  |  June 30, 2023

A: PEMEX	C: PEMNX	Y: PEMSX

Schedule of Investments  |  6/30/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 97.4%
	Common Stocks — 93.1% of Net Assets
	Automobile Components — 0.3%
186	Hyundai Mobis Co., Ltd.	$ 32,976
	Total Automobile Components	$32,976

	Automobiles — 0.2%
515	Eicher Motors, Ltd.	$ 22,505
	Total Automobiles	$22,505

	Banks — 12.5%
12,460	Abu Dhabi Islamic Bank PJSC	$ 36,165
50,372(a)	Alpha Services and Holdings S.A.	82,582
14,041	Axis Bank, Ltd.	169,442
17,001	Banco Bradesco S.A. (A.D.R.)	58,823
8,886	Banco do Brasil S.A.	91,677
3,449(a)	Bandhan Bank, Ltd. (144A)	10,203
310,200	Bank Central Asia Tbk PT	191,230
168,000	Bank Negara Indonesia Persero Tbk PT	102,948
20,000	China Merchants Bank Co., Ltd., Class H	90,953
46,500	CIMB Group Holdings Bhd	50,462
12,800	Grupo Financiero Banorte S.A.B de CV, Class O	105,596
3,556	Hana Financial Group, Inc.	106,434
1,693	HDFC Bank, Ltd. (A.D.R.)	118,002
962	ICICI Bank, Ltd. (A.D.R.)	22,203
8,270	ICICI Bank, Ltd.	94,519
2,097	IndusInd Bank, Ltd.	35,232
8,400	Kasikornbank PCL	30,877
833	Komercni Banka AS	25,412
11,460	Saudi National Bank	112,529
22,335+#	Sberbank of Russia PJSC	3,000
	Total Banks	$1,538,289

	Beverages — 2.6%
3,256	Embotelladora Andina S.A. (A.D.R.)	$ 50,729
612	Fomento Economico Mexicano S.A.B de CV (A.D.R.)	67,834
3,733	Fomento Economico Mexicano S.A.B de CV	41,334
134,300	Thai Beverage PCL	57,695
12,000	Tsingtao Brewery Co., Ltd., Class H	109,353
	Total Beverages	$326,945

	Biotechnology — 0.4%
3,500(a)	BeiGene, Ltd.	$ 47,834
	Total Biotechnology	$47,834

1Pioneer Emerging Markets Equity Fund |  | 6/30/23

Shares		Value
	Broadline Retail — 4.5%
1,494(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$ 124,525
9,700(a)	Alibaba Group Holding, Ltd.	100,881
2,643	JD.com, Inc. (A.D.R.)	90,205
2,864	JD.com, Inc., Class A	48,723
843	Naspers, Ltd., Class N	152,782
11,618	Woolworths Holdings, Ltd.	44,037
	Total Broadline Retail	$561,153

	Building Products — 0.4%
35,000	Xinyi Glass Holdings, Ltd.	$ 54,719
	Total Building Products	$54,719

	Capital Markets — 0.6%
23,500	B3 S.A. - Brasil Bolsa Balcao	$ 71,704
	Total Capital Markets	$71,704

	Chemicals — 2.5%
94,283	Fertiglobe Plc	$ 85,340
5,000	Ganfeng Lithium Group Co., Ltd., Class H (144A)	32,704
14,900	Hangzhou Oxygen Plant Group Co., Ltd., Class A	70,526
201	LG Chem, Ltd.	102,801
814	OCI NV	19,541
	Total Chemicals	$310,912

	Construction & Engineering — 1.4%
4,169	Larsen & Toubro, Ltd.	$ 125,717
2,192(a)	Samsung Engineering Co., Ltd.	47,332
	Total Construction & Engineering	$173,049

	Construction Materials — 0.4%
2,493	Grasim Industries, Ltd.	$ 52,769
	Total Construction Materials	$52,769

	Consumer Staples Distribution & Retail — 1.4%
20,300	Atacadao S.A.	$ 47,483
46,200	CP All PCL	81,617
639	E-MART, Inc.	37,409
	Total Consumer Staples Distribution & Retail	$166,509

	Diversified Consumer Services — 1.0%
44,000	China Education Group Holdings, Ltd.	$ 34,344
2,213(a)	New Oriental Education & Technology Group, Inc. (A.D.R.)	87,391
	Total Diversified Consumer Services	$121,735

Pioneer Emerging Markets Equity Fund |  | 6/30/232

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Shares		Value
	Diversified Telecommunication Services — 1.1%
39,000	Singapore Telecommunications, Ltd.	$ 72,259
229,900	Telkom Indonesia Persero Tbk PT	61,349
	Total Diversified Telecommunication Services	$133,608

	Electric Utilities — 1.7%
13,364	Enel Chile S.A. (A.D.R.)	$ 44,502
51,386	Power Grid Corp. of India, Ltd.	159,857
	Total Electric Utilities	$204,359

	Electrical Equipment — 0.4%
13,300	Zhuzhou CRRC Times Electric Co., Ltd., Class H	$ 49,727
	Total Electrical Equipment	$49,727

	Electronic Equipment, Instruments & Components — 2.3%
14,000	Delta Electronics, Inc.	$ 155,670
35,000	Hon Hai Precision Industry Co., Ltd.	127,391
	Total Electronic Equipment, Instruments & Components	$283,061

	Entertainment — 1.2%
1,557	NetEase, Inc. (A.D.R.)	$ 150,546
	Total Entertainment	$150,546

	Financial Services — 2.4%
7,820	Chailease Holding Co., Ltd.	$ 51,500
7,187	Housing Development Finance Corp., Ltd.	247,608
	Total Financial Services	$299,108

	Food Products — 2.1%
3,651	Almarai Co. JSC	$ 59,156
62,800	Indofood CBP Sukses Makmur Tbk PT	47,455
26,000	Tingyi Cayman Islands Holding Corp.	40,412
48,000	Uni-President Enterprises Corp.	117,772
	Total Food Products	$264,795

	Ground Transportation — 0.6%
5,320	Localiza Rent a Car S.A.	$ 76,108
	Total Ground Transportation	$76,108

	Health Care Providers & Services — 0.8%
1,615	Apollo Hospitals Enterprise, Ltd.	$ 100,477
	Total Health Care Providers & Services	$100,477

	Hotel & Resort REITs — 0.0%†
1,630	CapitaLand Ascott Trust	$ 1,305
	Total Hotel & Resort REITs	$1,305

3Pioneer Emerging Markets Equity Fund |  | 6/30/23

Shares		Value
	Hotels, Restaurants & Leisure — 3.3%
2,112	Kangwon Land, Inc.	$ 27,984
1,471(a)	MakeMyTrip, Ltd.	39,687
8,720(a)	Meituan, Class B (144A)	137,062
3,536(a)	Trip.com Group, Ltd. (A.D.R.)	123,760
1,370	Yum China Holdings, Inc.	77,405
	Total Hotels, Restaurants & Leisure	$405,898

	Household Durables — 1.3%
1,982	Coway Co., Ltd.	$ 66,336
9,500	Ez Tec Empreendimentos e Participacoes S.A.	36,546
7,000	Midea Group Co., Ltd., Class A	56,975
	Total Household Durables	$159,857

	Independent Power and Renewable Electricity Producers — 0.9%
40,000	China Longyuan Power Group Corp., Ltd., Class H	$ 41,335
46,325	NHPC, Ltd.	25,948
136,000	Xinyi Energy Holdings, Ltd.	44,635
	Total Independent Power and Renewable Electricity Producers	$111,918

	Industrial Conglomerates — 1.2%
2,282	Bidvest Group, Ltd.	$ 31,720
8,620	KOC Holding AS	34,570
667	LG Corp.	44,760
526	Samsung C&T Corp.	42,310
	Total Industrial Conglomerates	$153,360

	Insurance — 2.4%
11,600	AIA Group, Ltd.	$ 118,357
28,200	Caixa Seguridade Participacoes S/A	60,661
8,572	HDFC Life Insurance Co., Ltd. (144A)	68,077
48,000	PICC Property & Casualty Co., Ltd., Class H	53,507
	Total Insurance	$300,602

	Interactive Media & Services — 5.1%
14,900	Tencent Holdings, Ltd.	$ 634,182
	Total Interactive Media & Services	$634,182

	IT Services — 2.3%
5,590	HCL Technologies, Ltd.	$ 81,179
3,365	Infosys, Ltd. (A.D.R.)	54,076
3,502	Infosys, Ltd.	56,761
2,127	Tata Consultancy Services, Ltd.	85,822
	Total IT Services	$277,838

Pioneer Emerging Markets Equity Fund |  | 6/30/234

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Shares		Value
	Machinery — 0.8%
13,975	Iochpe Maxion S.A.	$ 36,454
38,000	Weichai Power Co., Ltd., Class H	55,804
	Total Machinery	$92,258

	Marine Transportation — 0.3%
17,000	SITC International Holdings Co., Ltd.	$ 31,201
	Total Marine Transportation	$31,201

	Metals & Mining — 2.6%
4,083	AngloGold Ashanti, Ltd.	$ 86,321
12,454	Grupo Mexico S.A.B de CV, Class B	59,960
20,245	Hindalco Industries, Ltd.	104,322
94	Korea Zinc Co., Ltd.	34,930
80+#	MMC Norilsk Nickel PJSC	659
3,508(a)	Saudi Arabian Mining Co.	39,480
48,470+#	United Co. RUSAL International PJSC	1,065
	Total Metals & Mining	$326,737

	Oil, Gas & Consumable Fuels — 0.4%
2,310+#	Gazprom PJSC	$ 216
14,254+#	Gazprom PJSC	1,335
1,309+#	LUKOIL PJSC	3,740
600	Petroleo Brasileiro S.A.	4,148
4,423	Saudi Arabian Oil Co. (144A)	38,056
30+#	Surgutneftegas PJSC	—
	Total Oil, Gas & Consumable Fuels	$47,495

	Pharmaceuticals — 0.4%
3,521	Cipla, Ltd.	$ 43,590
	Total Pharmaceuticals	$43,590

	Real Estate Management & Development — 7.4%
98,660	Aldar Properties PJSC	$ 136,911
7,731	Aliansce Sonae Shopping Centers S.A.	39,800
78,000	Ayala Land, Inc.	34,380
27,400	CapitaLand Investment, Ltd.	67,345
22,000	China Overseas Land & Investment, Ltd.	48,083
30,000	China Resources Land, Ltd.	127,761
572,400	Ciputra Development Tbk PT	40,410
5,000	City Developments, Ltd.	24,927
12,700	Corp. Inmobiliaria Vesta S.A.B de CV	41,201
8,725	DLF, Ltd.	52,288
52,683	Emaar Properties PJSC	92,475
44,000	Hang Lung Properties, Ltd.	67,910
17,000	Longfor Group Holdings, Ltd. (144A)	41,636
5Pioneer Emerging Markets Equity Fund |  | 6/30/23

Shares		Value
	Real Estate Management & Development — (continued)
5,000	Sun Hung Kai Properties, Ltd.	$ 63,064
14,800	Swire Properties, Ltd.	36,480
	Total Real Estate Management & Development	$914,671

	Semiconductors & Semiconductor Equipment — 9.6%
2,024	SK Hynix, Inc.	$ 178,465
9,298	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	938,354
56,000	Xinyi Solar Holdings, Ltd.	65,085
	Total Semiconductors & Semiconductor Equipment	$1,181,904

	Specialty Retail — 1.7%
16,000	China Meidong Auto Holdings, Ltd.	$ 18,541
58,500	China Yongda Automobiles Services Holdings, Ltd.	29,507
14,015(a)+#	Detsky Mir PJSC (144A)	557
131,000	Topsports International Holdings, Ltd. (144A)	114,091
13,300	Vibra Energia S.A.	50,137
	Total Specialty Retail	$212,833

	Technology Hardware, Storage & Peripherals — 4.6%
9,000	Quanta Computer, Inc.	$ 44,092
8,413	Samsung Electronics Co., Ltd.	463,694
46	Samsung Electronics Co., Ltd. (G.D.R.) (144A)	63,733
	Total Technology Hardware, Storage & Peripherals	$571,519

	Textiles, Apparel & Luxury Goods — 4.7%
955	Cie Financiere Richemont S.A.	$ 162,746
3,371	Fila Holdings Corp.	102,854
55,500(a)	Samsonite International S.A. (144A)	157,784
4,300	Shenzhou International Group Holdings, Ltd.	41,205
111,000	Xtep International Holdings, Ltd.	113,845
	Total Textiles, Apparel & Luxury Goods	$578,434

	Transportation Infrastructure — 0.3%
46,000	Jiangsu Expressway Co., Ltd., Class H	$ 42,496
	Total Transportation Infrastructure	$42,496

	Water Utilities — 1.2%
7,872	Cia de Saneamento Basico do Estado de Sao Paulo (A.D.R.)	$ 93,204
64,000	Guangdong Investment, Ltd.	55,264
	Total Water Utilities	$148,468

	Wireless Telecommunication Services — 1.8%
8,962	Bharti Airtel, Ltd.	$ 96,128
Pioneer Emerging Markets Equity Fund |  | 6/30/236

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Shares		Value
	Wireless Telecommunication Services — (continued)
21,000	Far EasTone Telecommunications Co., Ltd.	$ 53,055
2,102	SK Telecom Co., Ltd.	74,256
	Total Wireless Telecommunication Services	$223,439

	Total Common Stocks (Cost $10,313,353)	$11,502,893

	Preferred Stock — 4.3% of Net Assets
	Banks — 0.9%
12,631(b)	Banco Bradesco S.A.	$ 43,394
31,200(b)	Itausa S.A.	62,814
21,762(b)+#	Sberbank of Russia PJSC	2,889
	Total Banks	$109,097

	Oil, Gas & Consumable Fuels — 0.8%
16,200(b)	Petroleo Brasileiro S.A.	$ 99,910
	Total Oil, Gas & Consumable Fuels	$99,910

	Technology Hardware, Storage & Peripherals — 2.6%
7,194(b)	Samsung Electronics Co., Ltd.	$ 326,499
	Total Technology Hardware, Storage & Peripherals	$326,499

	Total Preferred Stock (Cost $532,747)	$535,506

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.4% (Cost $10,846,100)	$12,038,399
	OTHER ASSETS AND LIABILITIES — 2.6%	$316,926
	net assets — 100.0%	$12,355,325

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $663,903, or 5.4% of net assets.
(a)	Non-income producing security.
(b)	Issued as preference shares.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
7Pioneer Emerging Markets Equity Fund |  | 6/30/23

Restricted Securities	Acquisition date	Cost	Value
Detsky Mir PJSC	10/1/2019	$20,368	$557
Gazprom PJSC	10/1/2019	45,761	1,335
Gazprom PJSC	11/16/2020	5,453	216
LUKOIL PJSC	9/15/2020	96,414	3,740
MMC Norilsk Nickel PJSC	10/1/2019	20,493	659
Sberbank of Russia PJSC	10/1/2019	67,203	2,889
Sberbank of Russia PJSC	9/15/2020	71,103	3,000
Surgutneftegas PJSC	10/1/2019	17	—
United Co. RUSAL International PJSC	3/29/2021	30,782	1,065
Total Restricted Securities			$13,461
% of Net assets			0.1%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Automobile Components	$—	$32,976	$—	$32,976
Automobiles	—	22,505	—	22,505
Banks	396,301	1,138,988	3,000	1,538,289
Beverages	159,897	167,048	—	326,945
Biotechnology	—	47,834	—	47,834
Broadline Retail	214,730	346,423	—	561,153
Building Products	—	54,719	—	54,719
Chemicals	—	310,912	—	310,912
Construction & Engineering	—	173,049	—	173,049
Construction Materials	—	52,769	—	52,769
Consumer Staples Distribution & Retail	129,100	37,409	—	166,509
Diversified Consumer Services	87,391	34,344	—	121,735
Diversified Telecommunication Services	—	133,608	—	133,608
Electric Utilities	44,502	159,857	—	204,359
Electrical Equipment	—	49,727	—	49,727
Electronic Equipment, Instruments & Components	—	283,061	—	283,061
Pioneer Emerging Markets Equity Fund |  | 6/30/238

Schedule of Investments  |  6/30/23
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Financial Services	$—	$299,108	$—	$299,108
Food Products	—	264,795	—	264,795
Health Care Providers & Services	—	100,477	—	100,477
Hotel & Resort REITs	—	1,305	—	1,305
Hotels, Restaurants & Leisure	240,852	165,046	—	405,898
Household Durables	36,546	123,311	—	159,857
Independent Power and Renewable Electricity Producers	—	111,918	—	111,918
Industrial Conglomerates	—	153,360	—	153,360
Insurance	60,661	239,941	—	300,602
Interactive Media & Services	—	634,182	—	634,182
IT Services	54,076	223,762	—	277,838
Machinery	36,454	55,804	—	92,258
Marine Transportation	—	31,201	—	31,201
Metals & Mining	59,960	265,053	1,724	326,737
Oil, Gas & Consumable Fuels	4,148	38,056	5,291*	47,495*
Pharmaceuticals	—	43,590	—	43,590
Real Estate Management & Development	81,001	833,670	—	914,671
Semiconductors & Semiconductor Equipment	938,354	243,550	—	1,181,904
Specialty Retail	50,137	162,139	557	212,833
Technology Hardware, Storage & Peripherals	—	571,519	—	571,519
Textiles, Apparel & Luxury Goods	—	578,434	—	578,434
Transportation Infrastructure	—	42,496	—	42,496
Water Utilities	93,204	55,264	—	148,468
Wireless Telecommunication Services	—	223,439	—	223,439
All Other Common Stocks	298,358	—	—	298,358
Preferred Stock
Banks	106,208	—	2,889	109,097
Technology Hardware, Storage & Peripherals	—	326,499	—	326,499
All Other Preferred Stocks	99,910	—	—	99,910
Total Investments in Securities	$3,191,790	$8,833,148	$13,461	$12,038,399
* Securities valued at $0.
During the six months ended June 30, 2023, there were no significant transfers in or out of Level 3.
9Pioneer Emerging Markets Equity Fund |  | 6/30/23